Fees Summary	Sep. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 640,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	97,984.00
Total Offset Amount	17,521.93
Net Fee	$ 80,462.07